UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4108

                            Oppenheimer Bond Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

          Date of reporting period: January 1, 2004 - December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Oppenheimer Bond Fund/VA delivered a favorable, competitive yield and total return for the 12-month period ended December 31, 2004, largely due to sector decisions and individual security selection among both corporate bonds and mortgage-related securities, with a small contribution from interest rate decisions. Throughout the period, we maintained a healthy risk exposure to corporate, mortgage, and agency securities. This increased exposure performed well for the Fund for the year as demand continued to be robust and spreads versus treasuries tightened over the year. Specifically, our individual security selection within each of our sector allocations also added to performance. For example, within our mortgage-backed securities (MBS) holdings, our emphasis on older, higher-coupon issues gave the Fund a clear advantage.

      The second most significant benefit to Fund performance came from our security selection within, as well as our overall emphasis on, the corporate credit sector. Our specific emphasis on BBB-rated, or lower-quality, corporate issues, substantially supported performance, as this segment of the corporate market outperformed the higher-rated segments of the investment-grade credit universe. Finally, our tactical allocation to high-yield, or "junk" bonds, helped Fund performance, as these bonds not only gave a boost to our yield, but continued to perform well in 2004. The Fund's allocation to BBB-rated and high yield bonds has not been significantly larger than its allocation to these issues in the recent past.

      Active management of the Fund's interest-rate sensitivity, or duration, also made a positive contribution to performance over the course of the year. Twice during the period we repositioned the Portfolio from a neutral yield curve stance to one that would benefit from a subsequent rise in interest rates. In both instances our interest rate view was vindicated.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2004. In the case of Non-Service shares, performance is measured over a ten-year period. In the case of Service shares, performance is measured from inception of the class on May 1, 2002. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.

      The Fund's performance is compared to the performance of the Lehman Brothers Credit Index, a broad-based, unmanaged index of publicly-issued non-convertible investment grade corporate debt of U.S. issuers, widely recognized as a measure of the U.S. fixed-rate corporate bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                          4 | OPPENHEIMER BOND FUND/VA

NON-SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Bond Fund/VA (Non-Service)
   Lehman Brothers Credit Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer Bond
                           Fund/VA In      Lehman Brothers
                       Fund (Non-Service)    Credit Index

12/31/1994                  10,000              10,000
03/31/1995                  10,455              10,592
06/30/1995                  11,040              11,380
09/30/1995                  11,232              11,649
12/31/1995                  11,700              12,225
03/31/1996                  11,548              11,909
06/30/1996                  11,661              11,962
09/30/1996                  11,897              12,202
12/31/1996                  12,261              12,626
03/31/1997                  12,207              12,499
06/30/1997                  12,615              13,014
09/30/1997                  13,019              13,524
12/31/1997                  13,395              13,918
03/31/1998                  13,587              14,131
06/30/1998                  13,923              14,495
09/30/1998                  14,318              15,021
12/31/1998                  14,307              15,111
03/31/1999                  14,261              15,004
06/30/1999                  14,065              14,769
09/30/1999                  14,028              14,811
12/31/1999                  14,089              14,816
03/31/2000                  14,231              15,028
06/30/2000                  14,364              15,213
09/30/2000                  14,629              15,680
12/31/2000                  14,948              16,207
03/31/2001                  15,552              16,900
06/30/2001                  15,753              17,079
09/30/2001                  16,371              17,734
12/31/2001                  16,112              17,893
03/31/2002                  16,060              17,845
06/30/2002                  16,494              18,362
09/30/2002                  17,147              19,186
12/31/2002                  17,566              19,776
03/31/2003                  17,919              20,250
06/30/2003                  18,478              21,222
09/30/2003                  18,593              21,191
12/31/2003                  18,757              21,297
03/31/2004                  19,305              21,994
06/30/2004                  18,875              21,241
09/30/2004                  19,512              22,133
12/31/2004                  19,787              22,414

AVERAGE ANNUAL TOTAL RETURNS OF NON-SERVICE SHARES OF THE FUND AT 12/31/04

1-Year 5.49%       5-Year 7.03%      10-Year 7.06%




SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Bond Fund/VA (Service)
   Lehman Brothers Credit Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer Bond
                           Fund/VA In      Lehman Brothers
                         Fund (Service)      Credit Index

05/01/2002                 10,000              10,000
06/30/2002                 10,153              10,148
09/30/2002                 10,554              10,604
12/31/2002                 10,803              10,930
03/31/2003                 11,017              11,192
06/30/2003                 11,350              11,729
09/30/2003                 11,411              11,712
12/31/2003                 11,512              11,770
03/31/2004                 11,839              12,156
06/30/2004                 11,564              11,740
09/30/2004                 11,955              12,232
12/31/2004                 12,113              12,388

AVERAGE ANNUAL TOTAL RETURNS OF SERVICE SHARES OF THE FUND AT 12/31/04

1-Year 5.22%          5-Year N/A       Since Inception (5/1/02) 7.45%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, CALL US AT 1.800.981.2871. THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES. THE FUND'S TOTAL RETURNS DO NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT PRODUCTS THAT OFFER THIS FUND. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT.


                          5 | OPPENHEIMER BOND FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

                                  BEGINNING    ENDING       EXPENSES
                                  ACCOUNT      ACCOUNT      PAID DURING
                                  VALUE        VALUE        6 MONTHS ENDED
                                  (7/1/04)     (12/31/04)   DECEMBER 31, 2004
-----------------------------------------------------------------------------
Non-Service shares Actual         $ 1,000.00   $ 1,048.30   $ 3.87
-----------------------------------------------------------------------------
Non-Service shares Hypothetical     1,000.00     1,021.37     3.82
-----------------------------------------------------------------------------
Service shares Actual               1,000.00     1,047.50     5.16
-----------------------------------------------------------------------------
Service shares Hypothetical         1,000.00     1,020.11     5.09

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2004 are as follows:

CLASS                EXPENSE RATIOS
-----------------------------------
Non-Service shares        0.75%
-----------------------------------
Service shares            1.00


                          6 | OPPENHEIMER BOND FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2004
--------------------------------------------------------------------------------

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--14.3%
-----------------------------------------------------------------------------------------
Bank One Auto Securitization Trust,
Automobile Receivable Certificates,
Series 2003-1, Cl. A2, 1.29%,
8/21/06                                                   $   1,248,281   $    1,246,064
-----------------------------------------------------------------------------------------
BMW Vehicle Owner Trust,
Automobile Loan Certificates,
Series 2004-A, Cl. A2, 1.88%,
10/25/06                                                      2,893,286        2,884,008
-----------------------------------------------------------------------------------------
Capital Auto Receivables Asset
Trust, Automobile Mtg.-Backed
Nts., Series 2004-2, Cl. A3, 3.58%,
1/15/09                                                       2,250,000        2,247,188
-----------------------------------------------------------------------------------------
Centex Home Equity Co. LLC,
Home Equity Loan Asset-Backed
Certificates:
Series 2003-C, Cl. AF1, 2.14%,
7/25/18                                                         365,095          364,688
Series 2004-A, Cl. AF1, 2.03%,
6/25/19                                                         722,488          719,706
Series 2004-D, Cl. AF1, 2.98%,
4/25/20 1                                                     1,170,118        1,166,324
-----------------------------------------------------------------------------------------
Chase Funding Mortgage Loan
Asset-Backed Certificates, Home
Equity Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%,
4/25/23                                                         392,162          392,188
Series 2003-1, Cl. 1A3, 3.14%,
7/25/23                                                       1,125,276        1,124,691
Series 2003-4, Cl. 1A1, 2.538%,
9/25/17 2                                                       354,162          354,353
Series 2003-4, Cl. 1A2, 2.138%,
7/25/18                                                         900,000          896,977
-----------------------------------------------------------------------------------------
Chase Manhattan Auto Owner
Trust, Automobile Loan
Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.24%,
9/15/08                                                         591,900          595,603
Series 2003-B, Cl. A2, 1.28%,
3/15/06                                                         397,999          397,778
-----------------------------------------------------------------------------------------
CIT Equipment Collateral,
Equipment Receivable-Backed
Nts., Series 2004-DFS, Cl. A2,
2.66%, 11/20/06 1                                             1,840,000        1,832,167
-----------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities,
Inc., Home Equity Collateralized
Mtg. Obligations:
Series 2003-2, Cl. AF1, 2.518%,
5/25/33 2                                                       209,577          209,712
Series 2003-3, Cl. AF1, 2.538%,
8/25/33 2                                                       841,457          842,020
-----------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust,
Inc., Home Equity Mtg. Obligations,
Series 2004-OPT1, Cl. A1B,
2.388%, 9/1/34 1                                              2,104,493        2,101,862

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-----------------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Inc., Home Equity
Asset-Backed Certificates, Series
2002-4, Cl. A1, 2.788%, 2/25/33 2                         $     414,877   $      417,537
-----------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates:
Series 2003-A, Cl. A2, 1.52%, 12/8/05                         1,054,529        1,054,421
Series 2003-B, Cl. A2, 1.61%, 7/10/06                         3,726,266        3,720,003
Series 2004-B, Cl. A2, 2.48%, 2/8/07 1                          670,000          668,393
Series 2004-C, Cl. A2, 2.62%, 6/8/07                          3,330,000        3,319,778
-----------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates, Series 2004-A, Cl. A2,
2.13%, 10/15/06                                               1,100,000        1,095,717
-----------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust,
Motorcycle Receivable Nts., Series
2003-3, Cl. A1, 1.50%, 1/15/08                                2,369,494        2,361,123
-----------------------------------------------------------------------------------------
Honda Auto Receivables Owner
Trust, Automobile Receivable
Obligations:
Series 2003-3, Cl. A2, 1.52%, 4/21/06                         2,495,247        2,491,068
Series 2003-4, Cl. A2, 1.58%, 7/17/06                         3,083,871        3,076,991
-----------------------------------------------------------------------------------------
Household Automotive Trust,
Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%,
12/18/06                                                      1,266,104        1,263,603
-----------------------------------------------------------------------------------------
Lease Investment Flight Trust,
Collateralized Aviation Obligations,
Series 1A, Cl. D2, 8%, 7/15/31 1                              5,356,722          502,193
-----------------------------------------------------------------------------------------
Litigation Settlement Monetized
Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%,
4/25/31 1                                                     4,064,108        4,198,630
-----------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile
Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                        1,350,430        1,350,242
Series 2003-1, Cl. A2, 1.60%, 7/20/06                         2,053,001        2,050,038
-----------------------------------------------------------------------------------------
National City Auto Receivables
Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2,
1.50%, 2/15/07                                                1,212,883        1,208,615
-----------------------------------------------------------------------------------------
NC Finance Trust, Collateralized
Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 1/25/29 1                                    3,370,016          899,373
-----------------------------------------------------------------------------------------
Nissan Auto Lease Trust,
Automobile Lease Obligations:
Series 2003-A, Cl. A2, 1.69%,
12/15/05                                                        209,464          209,464
Series 2004-A, Cl. A2, 2.55%,
1/15/07                                                       1,590,000        1,588,921


                          7 | OPPENHEIMER BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-----------------------------------------------------------------------------------------
Nissan Auto Receivables Owner
Trust, Automobile Receivable Nts.,
Series 2002-A, Cl. A4, 4.28%,
10/16/06                                                  $     469,590   $      471,958
-----------------------------------------------------------------------------------------
Option One Mortgage Loan Trust,
Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 2.568%,
11/25/34 1,2                                                  1,129,842        1,130,569
-----------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through
Trust, Home Equity Pass-Through
Certificates, Series 2004-5, Cl. A F2,
3.735%, 11/10/34 1                                              620,000          617,937
-----------------------------------------------------------------------------------------
Tobacco Settlement Authority,
Asset-Backed Securities, Series
2001-A, 6.79%, 6/1/10                                         1,930,000        1,924,673
-----------------------------------------------------------------------------------------
Toyota Auto Receivables Owner
Trust, Automobile Mtg.-Backed
Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                           239,721          240,067
Series 2003-B, Cl. A2, 1.43%, 2/15/06                           975,302          974,707
-----------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile
Loan Asset-Backed Nts.:
Series 2001-2, Cl. A4, 3.91%, 4/16/07                           462,011          462,934
Series 2002-1, Cl. A3, 2.41%, 10/16/06                          577,258          577,239
Series 2004-2, Cl. A2, 2.41%, 2/15/07                         2,270,000        2,262,828
Series 2004-3, Cl. A2, 2.79%, 6/15/07                         1,540,000        1,536,962
-----------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust,
Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2,
2.47%, 1/22/07                                                2,190,000        2,179,991
-----------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced
Trust, Automobile Loan Receivable
Certificates:
Series 2003-1, Cl. A2, 1.11%,
12/20/05                                                        148,183          148,133
Series 2003-2, Cl. A2, 1.55%,
6/20/06                                                       1,667,494        1,664,255
-----------------------------------------------------------------------------------------
Wachovia Auto Owner Trust,
Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%,
5/21/07                                                       1,620,000        1,613,333
-----------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust,
Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%,
9/25/18                                                       3,358,336        3,342,250
-----------------------------------------------------------------------------------------
Whole Auto Loan Trust,
Automobile Loan Receivable
Certificates:
Series 2003-1, Cl. A2A, 1.40%,
4/15/06                                                       2,234,176        2,229,987
Series 2004-1, Cl. A2A, 2.59%,
5/15/07                                                       2,000,000        1,992,640
                                                                          ---------------
Total Asset-Backed Securities
(Cost $78,256,358)                                                            72,221,902

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--54.1%
-----------------------------------------------------------------------------------------
GOVERNMENT AGENCY--43.3%
-----------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--43.1%
Fannie Mae Whole Loan,
Collateralized Mtg. Obligations
Pass-Through Certificates, Trust
004-W9, Cl. 2A2, 7%, 2/25/44 3                            $   1,305,163   $    1,383,877
-----------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%, 1/1/35 3                                                  5,153,000        5,117,573
5.50%, 1/1/35 3                                               1,783,000        1,811,417
6.50%, 7/1/28-4/1/34                                          1,512,292        1,589,756
7%, 3/1/31-11/1/34                                           15,183,200       16,104,550
7%, 4/1/32-1/1/35 3                                           4,290,000        4,544,719
8%, 4/1/16                                                    1,466,570        1,557,217
9%, 8/1/22-5/1/25                                               401,828          447,652
-----------------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Collateralized Mtg.
Obligations, Pass-Through
Participation Certificates,
Series 151, Cl. F, 9%, 5/15/21                                   72,045           72,086
-----------------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates:
Series 2500, Cl. FD, 2.903%,
3/15/32 2                                                       826,692          829,935
Series 2526, Cl. FE, 2.803%,
6/15/29 2                                                     1,116,913        1,120,933
Series 2551, Cl. FD, 2.803%,
1/15/33 2                                                       897,254          903,404
-----------------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, (0.21)%, 6/1/26 4                         1,267,751          236,695
Series 183, Cl. IO, (1.41)%, 4/1/27 4                         1,984,500          384,749
Series 184, Cl. IO, 1.81%, 12/1/26 4                          2,036,419          378,674
Series 192, Cl. IO, 3.27%, 2/1/28 4                             485,244           90,177
Series 200, Cl. IO, 2.89%, 1/1/29 4                             592,784          113,646
Series 206, Cl. IO, (16.54)%,
12/1/29 4                                                     1,352,113          245,798
Series 2130, Cl. SC, 12.38%,
3/15/29 4                                                     1,349,514          140,976
Series 2796, Cl. SD, 19.10%,
7/15/26 4                                                     2,071,436          209,384
-----------------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Principal-Only Stripped
Mtg.-Backed Security, Series
176, Cl. PO, 6.95%, 6/1/26 5                                    516,501          450,616
-----------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 1/1/20 3                                              12,307,000       12,268,541
5%, 1/1/20-1/1/35 3                                          22,401,000       22,369,335
5.50%, 3/1/33-1/1/34                                         14,236,928       14,470,326
5.50%, 1/1/35 3                                              20,092,000       20,399,649
6%, 8/1/24                                                    2,296,120        2,389,823
6%, 1/1/35 3                                                 18,725,000       19,362,811
6.50%, 3/1/11                                                    64,829           68,799


                          8 | OPPENHEIMER BOND FUND/VA

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.: Continued
6.50%, 1/1/35 3                                           $  45,697,000   $   47,924,729
7%, 11/1/25-7/1/34                                           10,186,327       10,811,344
7%, 1/1/35 3                                                 11,749,000       12,450,274
7.50%, 1/1/08-1/1/26                                            139,152          148,799
8%, 5/1/17                                                       16,011           17,450
8.50%, 7/1/32                                                   202,224          219,691
-----------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 131, Cl. G, 8.75%, 11/25/05                                18,268           18,547
Trust 1993-87, Cl. Z, 6.50%,
6/25/23                                                       2,683,300        2,817,589
Trust 2001-70, Cl. LR, 6%, 9/25/30                            1,126,397        1,148,481
Trust 2001-72, Cl. NH, 6%, 4/25/30                              908,252          928,849
Trust 2001-74, Cl. PD, 6%, 5/25/30                              383,581          388,786
Trust 2002-50, Cl. PD, 6%, 9/25/27                              630,718          631,141
Trust 2002-77, Cl. WF, 2.81%,
12/18/32 2                                                    1,440,915        1,449,427
Trust 2003-81, Cl. PA, 5%, 2/25/12                              625,637          627,937
Trust 2004-101, Cl. BG, 5%, 1/25/20                           1,908,000        1,924,695
-----------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Trust 1989-17, Cl. E, 10.40%,
4/25/19                                                         127,390          142,299
-----------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 319, Cl. 2, (3.08)%, 2/1/32 4                             914,601          175,797
Trust 2002-47, Cl. NS, 9.28%,
4/25/32 4                                                     2,682,302          281,133
Trust 2002-51, Cl. S, 9.56%,
8/25/32 4                                                     2,462,362          258,344
-----------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 222, Cl. 2, (2.03)%, 6/1/23 4                           3,836,433          714,784
Trust 240, Cl. 2, (1.12)%, 9/1/23 4                           4,450,477          847,552
Trust 252, Cl. 2, (3.44)%, 11/1/23 4                          3,039,360          597,047
Trust 254, Cl. 2, (0.11)%, 1/1/24 4                           1,482,053          306,254
Trust 273, Cl. 2, 0.09%, 7/1/26 4                               920,321          170,042
Trust 303, Cl. IO, (13.36)%, 11/1/29 4                          577,780          112,856
Trust 321, Cl. 2, (8.68)%, 3/1/32 4                          10,036,256        1,994,458
Trust 333, Cl. 2, 2.09%, 3/1/33 4                             3,221,848          696,792
Trust 334, Cl. 17, (16.18)%, 2/1/33 4                         1,641,349          329,047
Trust 2001-81, Cl. S, 13.68%,
1/25/32 4                                                     1,056,260          128,828
Trust 2002-52, Cl. SD, 8.50%,
9/25/32 4                                                     3,113,327          321,902
Trust 2002-77, Cl. SH, 21.15%,
12/18/32 4                                                    1,250,229          126,609
Trust 2004-54, Cl. DS, 20.40%,
11/25/30 4                                                    2,208,796          201,289

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M,
9.71%, 9/25/23 5                                          $   1,016,567   $      880,366
                                                                          ---------------
                                                                             218,856,256

-----------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage
Assn.:
7%, 1/15/09-5/15/09                                              63,937           67,640
8.50%, 8/15/17-12/15/17                                         521,575          574,537
-----------------------------------------------------------------------------------------
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 14.94%,
1/16/27 4                                                     2,062,394          197,250
Series 2002-15, Cl. SM, 9.39%,
2/16/32 4                                                     2,427,939          234,086
Series 2004-11, Cl. SM, 10.64%,
1/17/30 4                                                     1,906,852          171,457
                                                                          ---------------
                                                                               1,244,970

-----------------------------------------------------------------------------------------
PRIVATE--10.8%
-----------------------------------------------------------------------------------------
COMMERCIAL--10.2%
Asset Securitization Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1996-MD6,
Cl. A3, 7.405%, 11/13/29 2                                    1,200,000        1,298,748
-----------------------------------------------------------------------------------------
Asset Securitization Corp.,
Interest-Only Stripped Mtg.-Backed
Security Collateralized Mtg.
Obligations, Series 1997-D4,
Cl. PS1, 5.54%, 4/14/29 4                                    42,978,868        1,596,437
-----------------------------------------------------------------------------------------
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series
2004-6, Cl. A3, 4.512%, 12/10/42                              1,720,000        1,720,000
-----------------------------------------------------------------------------------------
Bank of America Mortgage
Securities, Inc., Collateralized
Mtg. Obligations Pass-Through
Certificates:
Series 2004-E, Cl. 2A9, 3.712%,
6/25/34                                                       2,005,519        2,006,786
Series 2004-G, Cl. 2A1, 2.469%,
8/25/34                                                       1,364,127        1,361,438
Series 2004-2, Cl. 2A1, 6.50%,
7/20/32                                                       3,609,116        3,687,259
Series 2004-8, Cl. 5A1, 6.50%,
5/25/32                                                       2,702,672        2,808,246
-----------------------------------------------------------------------------------------
Capital Lease Funding Securitization
LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series
1997-CTL1, 9.87%, 6/22/24 4                                  25,279,609          959,280


                          9 | OPPENHEIMER BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------
COMMERCIAL Continued
Countrywide Alternative Loan Trust,
Collateralized Mtg. Obligations,
Series 2004-J9, Cl. 1A1, 2.598%,
10/25/34 2                                                $   2,501,567   $    2,504,445
-----------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp.,
Commercial Mtg. Obligations,
Series 1996-CF1, Cl. A3, 7.904%,
3/13/28 2                                                       711,193          723,130
-----------------------------------------------------------------------------------------
First Union National Bank/
Lehman Brothers/Bank of
America Commercial Mtg. Trust,
Pass-Through Certificates, Series
1998-C2, Cl. A2, 6.56%, 11/18/35                              1,510,000        1,624,400
-----------------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A4,
4.547%, 12/10/41                                              1,110,000        1,112,920
-----------------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series
1997-C1, Cl. A3, 6.869%, 7/15/29                              1,152,983        1,220,512
-----------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II,
Commercial Mtg. Pass-Through
Certificates, Series 2004-C1, Cl. A1,
3.659%, 10/10/28                                              1,271,204        1,257,387
-----------------------------------------------------------------------------------------
GSR Mortgage Loan Trust,
Collateralized Mtg. Obligations,
Series 04-12, Cl. 3A1, 4.593%,
12/25/34 1,2                                                  3,795,193        3,800,420
-----------------------------------------------------------------------------------------
Lehman Brothers Commercial
Conduit Mortgage Trust, Interest-
Only Stripped Mtg.-Backed Security,
Series 1998-C1, Cl. IO, 6.40%,
2/18/30 4                                                    18,695,717          603,090
-----------------------------------------------------------------------------------------
Lehman Structured Securities Corp.,
Collateralized Mtg. Obligations,
Series 2002-GE1, Cl. A, 2.514%,
7/26/24 1                                                       415,366          382,093
-----------------------------------------------------------------------------------------
Mastr Alternative Loan Trust,
Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl
10A1, 6%, 7/25/34                                             3,519,677        3,634,390
-----------------------------------------------------------------------------------------
Mastr Asset Securitization Trust,
Pass-Through Collateralized Mtg.
Obligations, Series 2004-9, Cl. A3,
4.70%, 8/25/34                                                2,885,183        2,887,520
-----------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust,
Collateralized Mtg. Obligations,
Series 2004-2, Cl. PT65, 6.50%,
12/1/34 3                                                     5,041,000        5,191,442
-----------------------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30                                                1,680,000        1,818,240

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------
COMMERCIAL Continued
Salomon Brothers Mortgage
Securities VII, Inc., Interest-Only
Commercial Mtg. Pass-Through
Certificates, Series 1999-C1, Cl. X,
7.85%, 5/18/32 4                                          $ 379,935,952   $    1,538,323
-----------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities Trust, Collateralized
Mtg. Obligations:
Series 2004-DD, Cl. 2 A1, 4.548%,
1/25/35                                                       2,540,000        2,544,167
Series 2004-N, Cl. A10, 3.803%,
8/25/34 1                                                     3,553,553        3,565,241
Series 2004-W, Cl. A2, 4.635%,
11/25/34 2                                                    1,965,129        1,970,554
                                                                          ---------------
                                                                              51,816,468

-----------------------------------------------------------------------------------------
OTHER--0.1%
CIT Equipment Collateral,
Equipment Receivable-Backed
Nts., Series 2003-EF1, Cl. A2,
1.49%, 12/20/05                                                 226,169          226,215
-----------------------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VI, Inc., Interest-Only
Stripped Mtg.-Backed Security,
Series 1987-3, Cl. B, 34.28%,
10/23/17 4                                                       24,848            5,917
-----------------------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VI, Inc., Principal-Only
Stripped Mtg.-Backed Security,
Series 1987-3, Cl. A, 9.29%,
10/23/17 5                                                       36,775           33,828
                                                                          ---------------
                                                                                 265,960

-----------------------------------------------------------------------------------------
RESIDENTIAL--0.5%
Structured Asset Securities Corp.,
Collateralized Mtg. Obligations
Pass-Through Certificates, Series
2002-AL1, Cl. B2, 3.45%, 2/25/32                              2,908,347        2,588,930
                                                                          ---------------
Total Mortgage-Backed Obligations
(Cost $274,406,649)                                                          274,772,584

-----------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--9.1%
-----------------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp. Unsec. Nts.:
6.625%, 9/15/09                                              14,525,000       16,260,447
6.875%, 9/15/10                                               7,300,000        8,343,637
-----------------------------------------------------------------------------------------
Federal National Mortgage Assn.
Unsec. Nts.:
3.01%, 6/2/06 6                                               2,500,000        2,489,780
6.625%, 9/15/09                                               6,010,000        6,717,449
7.25%, 5/15/30                                                1,665,000        2,135,717
-----------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
7.125%, 5/1/30                                                2,570,000        3,207,201
Series A, 6.79%, 5/23/12                                      5,659,000        6,525,755


                          10 | OPPENHEIMER BOND FUND/VA

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
-----------------------------------------------------------------------------------------
U.S. Treasury Nts., 4.25%, 11/15/14                       $     758,000   $      760,221
                                                                          ---------------
Total U.S. Government Obligations
(Cost $46,186,100)                                                            46,440,207

-----------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.6%
-----------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%,
1/14/12 (Cost $2,632,266)                                     2,610,000        2,966,265

-----------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--40.8%
-----------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.5%
-----------------------------------------------------------------------------------------
AUTO COMPONENTS--1.1%
Delphi Automotive Systems Corp.,
6.50% Nts., 5/1/09                                            3,195,000        3,287,016
-----------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts.,
Series B, 5/15/09                                             2,265,000        2,571,239
                                                                          ---------------
                                                                               5,858,255

-----------------------------------------------------------------------------------------
AUTOMOBILES--2.9%
American Honda Finance Corp.,
3.85% Nts., 11/6/08 7                                         1,555,000         1,552,036
-----------------------------------------------------------------------------------------
DaimlerChrysler North America
Holding Corp., 4.75% Unsec. Nts.,
1/15/08                                                       3,645,000        3,725,434
-----------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec.
Unsub. Debs., 3/1/30                                            460,000          540,918
-----------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375% Nts.,
10/28/09                                                        485,000          523,685
-----------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr.
Unsec. Debs., 7/15/33                                         2,705,000        2,810,365
-----------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts.,
6/15/10                                                       2,960,000        3,037,132
-----------------------------------------------------------------------------------------
Volkswagen Credit, Inc., 2.33%
Nts., 7/21/05 2,7                                             2,695,000        2,695,226
                                                                          ---------------
                                                                              14,884,796

-----------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Hilton Hotels Corp., 7.95% Sr. Nts.,
4/15/07                                                       1,025,000        1,115,458
-----------------------------------------------------------------------------------------
Starwood Hotels & Resorts
Worldwide, Inc., 7.375% Nts., 5/1/07                            805,000          862,356
-----------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec.
Nts., 4/15/06                                                 2,785,000        2,959,377
                                                                          ---------------
                                                                               4,937,191

-----------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.2%
Beazer Homes USA, Inc., 8.625%
Sr. Unsec. Nts., 5/15/11                                      1,440,000        1,576,800
-----------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts.,
1/15/14                                                       1,415,000        1,464,525
-----------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts.,
3/1/13                                                        1,250,000        1,325,891

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Toll Corp., 8.25% Sr. Sub. Nts.,
12/1/11                                                   $   1,440,000   $    1,598,400
                                                                          ---------------
                                                                               5,965,616

-----------------------------------------------------------------------------------------
MEDIA--3.9%
Chancellor Media CCU, 8% Sr.
Unsec. Nts., 11/1/08                                          2,525,000        2,837,390
-----------------------------------------------------------------------------------------
Cox Communications, Inc.,
7.875% Unsec. Nts., 8/15/09                                   1,695,000        1,925,678
-----------------------------------------------------------------------------------------
Liberty Media Corp., 3.50% Nts.,
9/25/06                                                       1,660,000        1,651,459
-----------------------------------------------------------------------------------------
TCI Communications, Inc.,
9.80% Sr. Unsec. Debs., 2/1/12                                2,500,000        3,226,815
-----------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125%
Debs., 1/15/13                                                2,840,000        3,656,415
-----------------------------------------------------------------------------------------
Time Warner Entertainment Co.
LP, 10.15% Sr. Nts., 5/1/12                                   1,073,000        1,409,602
-----------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                357,000          352,422
3.50% Sr. Unsec. Nts., 10/15/07                               1,860,000        1,839,257
-----------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375%
Sr. Unsec. Nts., 6/1/07                                       2,975,000        3,094,271
                                                                          ---------------
                                                                              19,993,309

-----------------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
Federated Department Stores,
Inc., 6.625% Sr. Unsec. Nts., 9/1/08                          1,785,000        1,944,800
-----------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 8% Nts., 3/1/10                        2,640,000        3,029,400
-----------------------------------------------------------------------------------------
May Department Stores Co.,
3.95% Nts., 7/15/07                                             178,000          178,407
                                                                          ---------------
                                                                               5,152,607

-----------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
Gap, Inc. (The):
6.90% Nts., 9/15/07 1                                         1,169,000        1,262,520
10.55% Unsub. Nts., 12/15/08                                    466,000          569,685
                                                                          ---------------
                                                                               1,832,205

-----------------------------------------------------------------------------------------
CONSUMER STAPLES--3.2%
-----------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.8%
Food Lion, Inc., 7.55% Nts., 4/15/07                          1,815,000        1,972,083
-----------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts.,
8/15/07                                                       4,300,000        4,718,566
-----------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts.,
7/16/07                                                       2,440,000        2,499,268
                                                                          ---------------
                                                                               9,189,917

-----------------------------------------------------------------------------------------
FOOD PRODUCTS--1.4%
ConAgra Foods, Inc., 6% Nts.,
9/15/06                                                       1,320,000        1,374,937
-----------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts.,
11/30/07                                                      2,070,000        2,078,034


                          11 | OPPENHEIMER BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Kraft Foods, Inc., 5.25% Nts., 6/1/07                     $   3,275,000   $    3,394,407
                                                                          ---------------
                                                                               6,847,378

-----------------------------------------------------------------------------------------
ENERGY--1.5%
-----------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Ocean Rig Norway AS, 10.25% Sr.
Sec. Nts., 6/1/08                                               400,000          414,000
-----------------------------------------------------------------------------------------
OIL & GAS--1.4%
Chesapeake Energy Corp., 7.50% Sr.
Nts., 6/15/14                                                 1,380,000        1,514,550
-----------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec.
Nts., 9/1/12                                                  1,980,000        2,179,679
-----------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr. Sub.
Nts., 9/15/27                                                 1,730,000        2,175,475
-----------------------------------------------------------------------------------------
PF Export Receivables Master Trust,
3.748% Sr. Nts., Series B, 6/1/13 7                           1,522,029        1,477,852
                                                                          ---------------
                                                                               7,347,556

-----------------------------------------------------------------------------------------
FINANCIALS--10.6%
-----------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.3%
Bank of America Corp., 4.875% Sr.
Unsec. Nts., 1/15/13                                             33,000           33,629
-----------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts.,
12/15/11                                                        178,000          195,963
-----------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                             1,370,000        1,383,832
7.75% Unsec. Sub. Nts., 5/1/10                                  123,000          143,014
                                                                          ---------------
                                                                               1,756,438

-----------------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
Household Finance Corp., 8.875%
Sr. Unsec. Nts., 2/15/06                                      1,435,000        1,519,471
-----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.3%
American Express Centurion Bank,
4.375% Nts., 7/30/09                                            950,000          966,120
-----------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec.
Unsub. Nts., 4/2/12                                           3,080,000        3,650,995
-----------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts.,
4/15/08                                                       1,430,000        1,427,713
-----------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.,
7% Nts., 2/1/08                                               1,660,000        1,814,956
-----------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr.
Sub. Nts., 2/15/08                                              262,000          283,077
-----------------------------------------------------------------------------------------
MBNA America Bank NA, 5.375%
Nts., 1/15/08                                                 2,050,000        2,142,588
-----------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.125%
Nts., 9/10/09                                                 2,755,000        2,756,022
-----------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                            3,410,000        3,808,769
                                                                          ---------------
                                                                              16,850,240

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------
INSURANCE--4.9%
Allstate Financial Global Funding
LLC, 4.25% Nts., 9/10/08 7                                $     520,000   $      526,567
-----------------------------------------------------------------------------------------
Allstate Life Global Funding II,
3.50% Nts., 7/30/07                                             710,000          707,436
-----------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts.,
12/15/30                                                      2,520,000        3,319,626
-----------------------------------------------------------------------------------------
Hartford Financial Services Group,
Inc. (The), 2.375% Nts., 6/1/06                               1,185,000        1,163,733
-----------------------------------------------------------------------------------------
John Hancock Global Funding II,
7.90% Nts., 7/2/10 7                                          2,554,000        2,993,814
-----------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.,
5.375% Nts., 7/15/14                                            506,000          495,303
-----------------------------------------------------------------------------------------
Nationwide Financial Services,
Inc., 5.90% Nts., 7/1/12                                      3,185,000        3,368,332
-----------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695%
Bonds, Series C, 12/18/23 7                                   4,640,000        5,907,323
-----------------------------------------------------------------------------------------
Prudential Insurance Co. of
America, 8.30% Nts., 7/1/25 7                                 4,875,000        6,242,442
                                                                          ---------------
                                                                              24,724,576

-----------------------------------------------------------------------------------------
REAL ESTATE--1.8%
iStar Financial, Inc.:
4.875% Sr. Unsec. Nts., Series B,
1/15/09                                                       1,235,000        1,254,685
8.75% Sr. Unsec. Nts., 8/15/08                                  905,000        1,032,802
-----------------------------------------------------------------------------------------
Liberty Property Trust,
5.65% Sr. Nts., 8/15/14                                       1,330,000        1,369,046
-----------------------------------------------------------------------------------------
Spieker Properties LP, 6.75%
Unsec. Unsub. Nts., 1/15/08                                   2,400,000        2,603,052
-----------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr.
Unsec. Unsub. Nts., 6/15/07                                   2,630,000        2,732,094
                                                                          ---------------
                                                                               8,991,679

-----------------------------------------------------------------------------------------
HEALTH CARE--1.2%
-----------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.2%
Aetna, Inc., 7.375% Sr. Unsec.
Nts., 3/1/06                                                  2,730,000        2,842,774
-----------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec.
Nts., 5/15/07                                                 3,195,000        3,434,328
                                                                          ---------------
                                                                               6,277,102

-----------------------------------------------------------------------------------------
INDUSTRIALS--3.7%
-----------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.6%
Boeing Capital Corp., 5.65% Sr.
Unsec. Nts., 5/15/06                                            406,000          418,788
-----------------------------------------------------------------------------------------
McDonnell Douglas Corp.,
6.875% Unsec. Unsub. Nts., 11/1/06                              366,000          387,576
-----------------------------------------------------------------------------------------
Northrop Grumman Corp.,
7.125% Sr. Nts., 2/15/11                                      2,210,000        2,539,416
                                                                          ---------------
                                                                               3,345,780


                          12 | OPPENHEIMER BOND FUND/VA

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
FedEx Corp., 2.65% Unsec. Nts.,
4/1/07                                                    $   2,975,000   $    2,915,360
-----------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Green Star Products, Inc., 10.15%
Bonds, 6/24/10 7                                                682,655          695,451
-----------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.9%
Allied Waste North America, Inc.,
8.875% Sr. Nts., Series B, 4/1/08                             1,330,000        1,429,750
-----------------------------------------------------------------------------------------
Protection One, Inc./Protection
One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05                                 300,000          304,500
-----------------------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                                            920,000        1,040,825
7.125% Sr. Unsec. Nts., 10/1/07                               1,485,000        1,613,861
                                                                          ---------------
                                                                               4,388,936

-----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.0%
Hutchison Whampoa International
Ltd., 7.45% Sr. Bonds, 11/24/33 7                              1,675,000        1,863,566
-----------------------------------------------------------------------------------------
Tyco International Group SA:
6.375% Sr. Unsec. Unsub. Nts.,
2/15/06                                                       1,895,000        1,958,666
6.75% Sr. Unsub. Nts., 2/15/11                                  975,000        1,094,152
                                                                          ---------------
                                                                               4,916,384

-----------------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Canadian National Railway Co.,
4.25% Nts., 8/1/09                                              358,000          361,220
-----------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts.,
10/15/08                                                      2,012,000        2,171,121
                                                                          ---------------
                                                                               2,532,341

-----------------------------------------------------------------------------------------
MATERIALS--0.2%
-----------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Weyerhaeuser Co., 5.50% Unsec.
Unsub. Nts., 3/15/05                                            873,000          877,062
-----------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.6%
-----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
British Telecommunications plc:
7.875% Nts., 12/15/05                                         2,525,000        2,634,148
8.125% Nts., 12/15/10                                           215,000          258,495
-----------------------------------------------------------------------------------------
Citizens Communications Co.,
9.25% Sr. Nts., 5/15/11                                         989,000        1,162,075
-----------------------------------------------------------------------------------------
Deutsche Telekom International
Finance BV, 8.50% Unsub. Nts.,
6/15/10                                                       2,630,000        3,136,809
-----------------------------------------------------------------------------------------
France Telecom SA:
7.95% Sr. Unsec. Nts., 3/1/06                                 2,070,000        2,174,030
9.25% Sr. Unsec. Nts., 3/1/31 2                               1,150,000        1,563,540
-----------------------------------------------------------------------------------------
Sprint Capital Corp.:
7.125% Sr. Unsec. Nts., 1/30/06                               1,345,000        1,399,316
8.75% Nts., 3/15/32                                           1,220,000        1,630,420

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Telefonos de Mexico SA de CV,
4.50% Nts., 11/19/08                                      $   1,750,000   $    1,766,037
                                                                          ---------------
                                                                              15,724,870

-----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
AT&T Wireless Services, Inc.,
7.50% Sr. Unsec. Nts., 5/1/07                                 2,395,000        2,602,747
-----------------------------------------------------------------------------------------
UTILITIES--5.3%
-----------------------------------------------------------------------------------------
ELECTRIC UTILITIES--4.4%
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                                       2,425,000        2,539,445
8.125% Unsec. Nts., Series B, 7/15/05                           530,000          544,031
-----------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec.
Unsub. Nts., Series B, 6/1/05                                   397,000          400,264
-----------------------------------------------------------------------------------------
Dominion Resources, Inc.,
8.125% Sr. Unsub. Nts., 6/15/10                               3,390,000        3,994,623
-----------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub.
Nts., 6/1/06                                                    725,000          754,979
-----------------------------------------------------------------------------------------
Duke Capital LLC, 5.668% Nts.,
8/15/14                                                       1,380,000        1,426,586
-----------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A,
11/15/06                                                        995,000        1,027,619
7.375% Sr. Unsub. Nts., Series C,
11/15/31                                                      1,140,000        1,305,949
-----------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375%
Sr. Sec. Nts., 11/14/08 1,2                                   1,180,000        1,333,400
-----------------------------------------------------------------------------------------
MidAmerican Energy Holdings
Co., 5.875% Sr. Unsec. Nts., 10/1/12                          3,750,000        3,979,841
-----------------------------------------------------------------------------------------
PSEG Energy Holdings LLC,
7.75% Unsec. Nts., 4/16/07 1                                  1,575,000        1,673,438
-----------------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr.
Unsec. Nts., 12/1/07                                          1,690,000        1,956,178
-----------------------------------------------------------------------------------------
TXU Corp., 4.80% Nts., 11/15/09 7                             1,260,000        1,263,611
                                                                          ---------------
                                                                              22,199,964

-----------------------------------------------------------------------------------------
GAS UTILITIES--0.9%
NiSource Finance Corp., 7.875%
Sr. Unsec. Nts., 11/15/10                                     3,920,000        4,613,797
                                                                          ---------------
Total Corporate Bonds and Notes
(Cost $199,200,861)                                                          207,355,028

                                                                  UNITS
-----------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts.,
Exp. 9/19/10 8 (Cost $14,872)                                     5,408            1,082


                          13 | OPPENHEIMER BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
STRUCTURED NOTES--3.0%
-----------------------------------------------------------------------------------------
Deutsche Bank AG, COUNTS Corp.
Sec. Credit Linked Nts., Series 2003-1,
3.78%, 1/7/05 1,2 (Cost $15,300,000)                      $  15,300,000   $   15,254,100
-----------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.6%
-----------------------------------------------------------------------------------------
Undivided interest of 1.63% in joint repurchase
agreement (Principal Amount/Value $1,443,703,000,
with a maturity value of $1,443,962,867) with UBS
Warburg LLC, 2.16%, dated 12/31/04, to be repurchased
at $23,491,228 on 1/3/05, collateralized by Federal
National Mortgage Assn., 5%--6%, 4/1/34--10/1/34,
with a value of $1,474,609,071
(Cost $23,487,000)                                           23,487,000       23,487,000
-----------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from Securities
Loaned) (Cost $639,484,106)                                                  642,498,168

-----------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--8.0%
-----------------------------------------------------------------------------------------
ASSET-BACKED FLOATING SECURITY--0.5%
Money Market Trust, Series A-2,
2.478%, 1/18/05 9                                             1,000,000        1,000,000
-----------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp.,
2.56%, 3/15/05 9                                              1,500,000        1,500,000
                                                                          ---------------
                                                                               2,500,000

-----------------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.2%
Allstate Life Insurance, 2.47%, 1/3/05 9                      1,000,000        1,000,000
-----------------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.5%
Bear Stearns, 2.493%, 1/3/05 9                                2,500,000        2,500,000
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--6.8%
Undivided interest of 10.70% in joint repurchase
agreement (Principal Amount/Value $155,205,723,
with a maturity value of $155,232,367) with
Credit Suisse First Boston LLC, 2.06%, dated
12/31/04, to be repurchased at $16,611,609
on 1/3/05, collateralized by AA
Corporate Bonds, 0%-15.73%, 1/1/06-7/16/44,
with a value of $155,312,640 9                               16,608,758       16,608,758
-----------------------------------------------------------------------------------------
Undivided interest of 0.64% in joint repurchase
agreement (Principal Amount/Value $2,800,000,000,
with a maturity value of $2,800,550,669) with
Nomura Securities, 2.36%, dated 12/31/04, to
be repurchased at $17,829,212 on 1/3/05,
collateralized by U.S. Government Mortgage
Agencies, 2.58%-7.50%, 1/15/08-10/15/44,
with a value of $2,908,566,289 9                             17,825,706       17,825,706
                                                                          ---------------
                                                                              34,434,464
                                                                          ---------------

                                                                                   VALUE
                                                                              SEE NOTE 1
-----------------------------------------------------------------------------------------
Total Investments Purchased with
Cash Collateral from Securities Loaned
(Cost $40,434,464)                                                        $   40,434,464

-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $679,918,570)                                               134.5%     682,932,632
-----------------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                                   (34.5)    (175,183,897)
                                                          -------------------------------
NET ASSETS                                                        100.0%  $  507,748,735
                                                          ===============================


FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of December 31, 2004 was $40,388,660, which represents 7.95% of the Fund's net assets. See
Note 8 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. When-issued security or forward commitment to be delivered and settled after December 31, 2004. See Note 1 of Notes to Financial Statements.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $14,368,673 or 2.83% of the Fund's net assets as of December 31, 2004.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,364,810 or 0.27% of the Fund's net assets as of December 31, 2004.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $1,991,824. See Note 5 of Notes to Financial Statements.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $25,217,888 or 4.97% of the Fund's net assets as of December 31, 2004.

8. Non-income producing security.

9. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 9 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          14 | OPPENHEIMER BOND FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2004
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $51,155,830) (cost $679,918,570)
--see accompanying statement of investments                                                                     $ 682,932,632
------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                  828,733
------------------------------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                                                   11,586,484
------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold on a when-issued basis or forward commitment                                                      68,831,464
Interest and principal paydowns                                                                                     5,194,261
Futures margins                                                                                                       321,360
Shares of beneficial interest sold                                                                                    290,800
Other                                                                                                                   9,802
                                                                                                                --------------
Total assets                                                                                                      769,995,536

------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                         52,020,948
------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                                              17,661
------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued basis or forward commitment                                                208,447,267
Shares of beneficial interest redeemed                                                                              1,677,153
Shareholder communications                                                                                             36,833
Trustees' compensation                                                                                                 13,427
Distribution and service plan fees                                                                                      1,687
Transfer and shareholder servicing agent fees                                                                             873
Other                                                                                                                  30,952
                                                                                                                --------------
Total liabilities                                                                                                 262,246,801

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                      $ 507,748,735
                                                                                                                ==============

------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                                      $      44,136
------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                        510,879,953
------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                  24,100,215
------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                                      (30,986,841)
------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                          3,711,272
                                                                                                                --------------
NET ASSETS                                                                                                      $ 507,748,735
                                                                                                                ==============

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $504,243,728
and 43,830,804 shares of beneficial interest outstanding)                                                       $       11.50
------------------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $3,505,007
and 305,477 shares of beneficial interest outstanding)                                                          $       11.47

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          15 | OPPENHEIMER BOND FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------
Interest                                               $ 20,877,006
--------------------------------------------------------------------
Fee income                                                4,365,468
--------------------------------------------------------------------
Portfolio lending fees                                       90,936
                                                       -------------
Total investment income                                  25,333,410

--------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------
Management fees                                           4,013,043
--------------------------------------------------------------------
Distribution and service plan fees--Service shares            7,476
--------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                           10,097
Service shares                                                   17
--------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                           48,974
Service shares                                                  255
--------------------------------------------------------------------
Custodian fees and expenses                                  24,715
--------------------------------------------------------------------
Trustees' compensation                                       14,913
--------------------------------------------------------------------
Other                                                        34,434
                                                       -------------
Total expenses                                            4,153,924
Less reduction to custodian expenses                         (7,487)
                                                       -------------
Net expenses                                              4,146,437

--------------------------------------------------------------------
NET INVESTMENT INCOME                                    21,186,973

--------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------
Net realized gain on:
Investments                                               9,864,921
Closing of futures contracts                              4,887,384
Closing and expiration of swaption contracts                384,215
                                                       -------------
Net realized gain                                        15,136,520
--------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                              (7,820,176)
Futures contracts                                           379,959
Swap contracts                                              (31,511)
                                                       -------------
Net change in unrealized appreciation                    (7,471,728)

--------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $ 28,851,765
                                                       =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          16 | OPPENHEIMER BOND FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                            2004             2003
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $   21,186,973   $   28,002,301
-------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                            15,136,520       14,994,207
-------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                        (7,471,728)       2,326,132
                                                                                         --------------------------------
Net increase in net assets resulting from operations                                         28,851,765       45,322,640

-------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                          (27,226,980)     (40,547,869)
Service shares                                                                                 (159,134)        (196,017)

-------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                         (115,482,453)    (111,087,827)
Service shares                                                                                 (303,187)       1,355,244

-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Total decrease                                                                             (114,319,989)    (105,153,829)
-------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                         622,068,724      727,222,553
                                                                                         --------------------------------
End of period (including accumulated net investment income of $24,100,215
and $27,335,903, respectively)                                                           $  507,748,735   $  622,068,724
                                                                                         ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          17 | OPPENHEIMER BOND FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES  YEAR ENDED DECEMBER 31,                2004          2003          2002          2001          2000
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   11.42     $   11.31     $   11.21     $   11.25     $   11.52
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .43 1         .51           .65           .81           .94
Net realized and unrealized gain (loss)                     .18           .23           .27           .03          (.29)
Payment from affiliate                                       --            --           .01            --            --
                                                      --------------------------------------------------------------------
Total from investment operations                            .61           .74           .93           .84           .65
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.53)         (.63)         (.83)         (.88)         (.92)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   11.50     $   11.42     $   11.31     $   11.21     $   11.25
                                                      ====================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN:
--------------------------------------------------------------------------------------------------------------------------
Total return at net asset value 2                          5.49%         6.78%         9.02%         7.79%         6.10%
Total return before payment from affiliate 3                N/A           N/A          8.93%          N/A           N/A

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 504,244     $ 618,234     $ 724,787     $ 693,701     $ 562,345
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 552,293     $ 691,931     $ 686,932     $ 638,820     $ 557,873
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income before payment from affiliate        3.82%         4.03%         5.91% 3       7.93%         7.94%
Net investment income after payment from affiliate          N/A           N/A          6.07%          N/A           N/A
Total expenses                                             0.75% 5       0.73% 5       0.73% 5       0.77% 5       0.76% 5
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      95% 6        101%          157%          186%          260%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. The Manager voluntarily reimbursed the Class $1,107,704 from an error in the calculation of the Fund's net asset value per share.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $2,841,348,053 and $2,925,500,296, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          18 | OPPENHEIMER BOND FUND/VA

SERVICE SHARES  YEAR ENDED DECEMBER 31,                  2004         2003       2002 1
--------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 11.39      $ 11.30      $ 10.46
--------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     .40 2        .43          .11
Net realized and unrealized gain                          .18          .28          .72
Payment from affiliate                                     --           --          .01
                                                      --------------------------------------
Total from investment operations                          .58          .71          .84
--------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.50)        (.62)          --
--------------------------------------------------------------------------------------------
Net asset value, end of period                        $ 11.47      $ 11.39      $ 11.30
                                                      ======================================

--------------------------------------------------------------------------------------------
TOTAL RETURN:
--------------------------------------------------------------------------------------------
Total return at net asset value 3                        5.22%        6.56%        8.03%
Total return before payment from affiliate 4              N/A          N/A         7.94%

--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 3,505      $ 3,835      $ 2,435
--------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 3,002      $ 3,903      $   834
--------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income before payment from affiliate      3.55%        3.73%        4.37% 4
Net investment income after payment from affiliate        N/A          N/A         5.04%
Total expenses                                           0.99% 6      0.98% 6      0.98% 6,7
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    95% 8       101%         157%

1. For the period from May 1, 2002 (inception of offering) to December 31, 2002.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. The Manager voluntarily reimbursed the Class $3,723 from an error in the calculation of the Fund's net asset value per share.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

7. Voluntary waiver of transfer agent fees less than 0.01%.

8. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $2,841,348,053 and $2,925,500,296, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          19 | OPPENHEIMER BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's main investment objective is to seek a high level of current income. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2004, the market value of these securities comprised 3.0% of the Fund's net assets and resulted in unrealized cumulative losses of $45,900.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while


                          20 | OPPENHEIMER BOND FUND/VA
remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2004, the Fund had purchased $208,447,267 of securities on a when-issued basis or forward commitment and sold $68,831,464 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                       NET UNREALIZED
                                                                         APPRECIATION
                                                                     BASED ON COST OF
                                                                       SECURITIES AND
           UNDISTRIBUTED    UNDISTRIBUTED    ACCUMULATED            OTHER INVESTMENTS
           NET INVESTMENT       LONG-TERM           LOSS           FOR FEDERAL INCOME
           INCOME                    GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
           --------------------------------------------------------------------------
           $ 25,178,703              $ --   $ 30,220,954                  $ 1,876,687

1. As of December 31, 2004, the Fund had $29,885,554 of net capital loss carryforward available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2004, details of the capital loss carryforward were as follows:

                        EXPIRING
                        -----------------------
                        2010       $ 29,885,554

2. As of December 31, 2004, the Fund had $335,400 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2013.

3. During the fiscal year ended December 31, 2004, the Fund utilized $9,566,561 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended December 31, 2003, the Fund utilized $18,880,076 of capital loss carryforward to offset capital gains realized in that fiscal year.


                          21 | OPPENHEIMER BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2004. Net assets of the Fund were unaffected by the reclassifications.

              INCREASE TO          INCREASE TO
              ACCUMULATED      ACCUMULATED NET
              NET INVESTMENT     REALIZED LOSS
              INCOME            ON INVESTMENTS
              --------------------------------
              $ 2,963,453       $ 2,963,453

The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 was as follows:

                                                YEAR ENDED          YEAR ENDED
                                         DECEMBER 31, 2004   DECEMBER 31, 2003
              ----------------------------------------------------------------
              Distributions paid from:
              Ordinary income            $ 27,386,114        $ 40,743,886

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

              Federal tax cost of securities          $ 680,941,048
              Federal tax cost of other investments     (48,656,076)
                                                      -------------
              Total federal tax cost                  $ 632,284,972
                                                      =============
              Gross unrealized appreciation           $  11,161,154
              Gross unrealized depreciation              (9,284,467)
                                                      -------------
              Net unrealized appreciation             $   1,876,687
                                                      =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                          22 | OPPENHEIMER BOND FUND/VA

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            YEAR ENDED DECEMBER 31, 2004    YEAR ENDED DECEMBER 31, 2003
                                                SHARES            AMOUNT         SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                          1,867,203   $   21,055,436      6,666,784   $   75,024,613
Dividends and/or distributions reinvested     2,424,486       27,226,980      3,719,988       40,547,869
Redeemed                                    (14,578,269)    (163,764,869)   (20,335,565)    (226,660,309)
                                            -------------------------------------------------------------
Net decrease                                (10,286,580)  $ (115,482,453)    (9,948,793)  $ (111,087,827)
                                            =============================================================

---------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                            132,217   $    1,497,198        507,273   $    5,712,858
Dividends and/or distributions reinvested        14,183          159,134         18,016          196,017
Redeemed                                       (177,573)      (1,959,519)      (404,048)      (4,553,631)
                                            -------------------------------------------------------------
Net increase (decrease)                         (31,173)  $     (303,187)       121,241   $    1,355,244
                                            =============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the year ended December 31, 2004, were $298,410,160 and $338,058,617, respectively. There were purchases of $157,786,344 and sales of $233,884,344 of U.S. government and government agency obligations for the year ended December 31, 2004. In addition, there were purchases of $2,841,348,053 and sales of $2,925,500,296 of To Be Announced (TBA) mortgage-related securities for the year ended December 31, 2004.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.


                          23 | OPPENHEIMER BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2004, the Fund paid $10,076 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services and personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                          24 | OPPENHEIMER BOND FUND/VA

As of December 31, 2004, the Fund had outstanding futures contracts as follows:

                                                                              UNREALIZED
                             EXPIRATION   NUMBER OF     VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS   DECEMBER 31, 2004   (DEPRECIATION)
----------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                 3/21/05         552        $ 62,100,000        $ 682,292
U.S. Treasury Nts., 10 yr.      3/21/05          25           2,798,438           11,234
                                                                               ----------
                                                                                 693,526
                                                                               ==========
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.       3/31/05         363          76,082,531           71,569
U.S. Treasury Nts., 5 yr.       3/21/05         343          37,569,219          (50,224)
                                                                               ----------
                                                                                  21,345
                                                                               ----------
                                                                               $ 714,871
                                                                               ==========

--------------------------------------------------------------------------------
6. CREDIT SWAP CONTRACTS

The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund pays an annual interest fee on the notional amount in exchange for the counterparty paying in a potential credit event.

During the year ended December 31, 2004, the Fund entered into transactions to hedge credit risk. Information regarding the credit swaps is as follows:


                                         EXPIRATION       NOTIONAL     VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION                           DATE         AMOUNT   DECEMBER 31, 2004   DEPRECIATION
-----------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.,
Dow Jones CDX.NA.IG.3 Index
Credit Bonds                                3/20/10   $ 30,000,000           $ (87,327)      $ 87,327

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of December 31, 2004, the Fund had entered into the following total return swap agreements:

                                      NOTIONAL   PAID BY THE FUND AT   RECEIVED BY THE FUND AT   TERMINATION     UNREALIZED
SWAP COUNTERPARTY                       AMOUNT     DECEMBER 31, 2004         DECEMBER 31, 2004         DATES   APPRECIATION
---------------------------------------------------------------------------------------------------------------------------
                                                                                      Value of
                                                           One-Month           total return of
                                                          LIBOR less           Lehman Brothers
Deutsche Bank AG                   $ 7,500,000       50 basis points                CMBS Index        1/1/05       $ 37,365
                                                                                      Value of
                                                                               total return of
                                                           One-Month           Lehman Brothers
Goldman Sachs Capital Markets LP     7,500,000             LIBOR BBA                CMBS Index       3/31/05         32,301
                                                                                                                   --------
                                                                                                                   $ 69,666
                                                                                                                   ========

Index abbreviations are as follows:
CMBS      Commercial Mortgage Backed Securities Markets
LIBOR     London-Interbank Offered Rate
LIBOR BBA London-Interbank Offered Rate British Bankers Association


                          25 | OPPENHEIMER BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of December 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

--------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of December 31, 2004, the Fund had on loan securities valued at $51,155,830. Cash of $52,020,948 was received as collateral for the loans, of which $40,434,464 was invested in approved instruments.

--------------------------------------------------------------------------------
10. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, filed in the U.S. District Court for the Southern District of New York on January 10, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability, and they have retained legal counsel to defend such suits. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                          26 | OPPENHEIMER BOND FUND/VA

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER BOND FUND/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Bond Fund/VA, a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. Additionally, an audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Bond Fund/VA as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
February 11, 2005


                          27 | OPPENHEIMER BOND FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends of $0.5344 and $0.5037 per share were paid to Non-Service and Service shareholders, respectively, on March 15, 2004, all of which was designated as ordinary income for federal income tax purposes.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                          28 | OPPENHEIMER BOND FUND/VA

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
FUND, LENGTH OF SERVICE, AGE   TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN
                               FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                    THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
TRUSTEES                       CENTENNIAL, CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM,
                               UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,          Chairman of the following private mortgage banking companies: Cherry
Chairman of the Board          Creek Mortgage Company (since 1991), Centennial State Mortgage Company
of Trustees (since 2003)       (since 1994), The El Paso Mortgage Company (since 1993), Transland
and Trustee (since 1999)       Financial Services, Inc. (since 1997); Chairman of the following
Age: 67                        private companies: Great Frontier Insurance (insurance agency) (since
                               1995), Ambassador Media Corporation and Broadway Ventures (since
                               1984); a director of the following public companies: Helmerich &
                               Payne, Inc. (oil and gas drilling/production company) (since 1992) and
                               UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a Director/Trustee of Campus Crusade for Christ and the Bradley
                               Foundation. Formerly a director of the following: Storage Technology
                               Corporation (a publicly-held computer equipment company)
                               (1991-February 2003), and International Family Entertainment
                               (television channel) (1992-1997), Frontier Real Estate, Inc.
                               (residential real estate brokerage) (1994-1999), and Frontier Title
                               (title insurance agency) (1995-June 1999); a U.S. Senator (January
                               1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                Formerly, Director and President of A.G. Edwards Capital, Inc.
Trustee (since 1993)           (General Partner of private equity funds) (until February 2001);
Age: 73                        Chairman, President and Chief Executive Officer of A.G. Edwards
                               Capital, Inc. (until March 2000); Vice Chairman and Director of A.G.
                               Edwards, Inc. and Vice Chairman of A.G. Edwards & Sons, Inc. (its
                               brokerage company subsidiary) (until March 1999); Chairman of A.G.
                               Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                               (until March 1999); and a Director (until March 2000) of A.G. Edwards
                               & Sons and A.G. Edwards Trust Company. Oversees 38 portfolios in the
                               OppenheimerFunds complex.

GEORGE C. BOWEN,               Formerly Assistant Secretary and a director (December 1991-April 1999)
Trustee (since 1999)           of Centennial Asset Management Corporation; President, Treasurer and a
Age: 68                        director (June 1989-April 1999) of Centennial Capital Corporation;
                               Chief Executive Officer and a director of MultiSource Services, Inc.
                               (March 1996-April 1999). Until April 1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the Manager.
                               Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,             A member of The Life Guard of Mount Vernon, George Washington's home
Trustee (since 1999)           (since June 2000). Formerly Director (March 2001-May 2002) of Genetic
Age: 66                        ID, Inc. and its subsidiaries (a privately held biotech company); a partner (July 1974-June 1999) with PricewaterhouseCoopers LLP (an accounting firm); and Chairman (July 1994-June 1998) of Price
                               Waterhouse LLP Global Investment Management Industry Services Group.
                               Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                 Director (since February 1998) of Rocky Mountain Elk Foundation (a
Trustee (since 1990)           not-for-profit foundation); a director (since 1997) of Putnam Lovell
Age: 63                        Finance (finance company); a director (since June 2002) of
                               UNUMProvident (an insurance company). Formerly a director (October
                               1999-October 2003) of P.R. Pharmaceuticals (a privately held company);
                               Chairman and a director (until October 1996) and President and Chief
                               Executive Officer (until October 1995) of the Manager; President,
                               Chief Executive Officer and a director (until October 1995) of
                               Oppenheimer Acquisition Corp., Shareholders Services Inc. and
                               Shareholder Financial Services, Inc. Oversees 38 portfolios in the
                               OppenheimerFunds complex.

SAM FREEDMAN,                  Director of Colorado Uplift (a non-profit charity) (since September
Trustee (since 1996)           1984). Formerly (until October 1994) Mr. Freedman held several
Age: 64                        positions in subsidiary or affiliated companies of the Manager.
                               Oversees 38 portfolios in the OppenheimerFunds complex.


                          29 | OPPENHEIMER BOND FUND/VA

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BEVERLY L. HAMILTON,           Trustee of Monterey International Studies (an educational
Trustee (since 2002)           organization) (since February 2000); a director of The California
Age: 58                        Endowment (a philanthropic organization) (since April 2002) and of
                               Community Hospital of Monterey Peninsula (educational organization)
                               (since February 2002); a director of America Funds Emerging Markets
                               Growth Fund (since October 1991) (an investment company); an advisor to Credit Suisse First Boston's Sprout venture capital unit. Mrs.
                               Hamilton also is a member of the investment committees of the
                               Rockefeller Foundation and of the University of Michigan. Formerly,
                               Trustee of MassMutual Institutional Funds (open-end investment company) (1996-May 2004); a director of MML Series Investment Fund
                               (April 1989-May 2004) and MML Services (April 1987-May 2004)
                               (investment companies); member of the investment committee (2000-
                               2003) of Hartford Hospital; an advisor (2000-2003) to Unilever
                               (Holland)'s pension fund; and President (February 1991-April 2000) of
                               ARCO Investment Management Company. Oversees 37 portfolios in the
                               OppenheimerFunds complex.

ROBERT J. MALONE,              Chairman, Chief Executive Officer and Director of Steele Street State
Trustee (since 2002)           Bank (a commercial banking entity) (since August 2003); director of
Age: 60                        Colorado UpLIFT (a non-profit organization) (since 1986); trustee
                               (since 2000) of the Gallagher Family Foundation (non-profit organization). Formerly, Chairman of U.S. Bank-Colorado (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July 1996-April
                               1, 1999), a director of: Commercial Assets, Inc. (a REIT) (1993-2000),
                               Jones Knowledge, Inc. (a privately held company) (2001-July 2004) and
                               U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004).
                               Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,      Trustee of MassMutual Institutional Funds (since 1996) and MML Series
Trustee (since 2000)           Investment Fund (since 1987) (both open-end investment companies) and
Age: 62                        the Springfield Library and Museum Association (since 1995) (museums)
                               and the Community Music School of Springfield (music school) (since
                               1996); Trustee (since 1987), Chairman of the Board (since 2003) and
                               Chairman of the investment committee (since 1994) for the Worcester
                               Polytech Institute (private university); and President and Treasurer
                               (since January 1999) of the SIS Fund (a private not for profit charitable fund). Formerly, member of the investment committee of the
                               Community Foundation of Western Massachusetts (1998 - 2003); Chairman
                               (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS
                               Bank) (commercial bank); and Executive Vice President (January
                               1999-July 1999) of Peoples Heritage Financial Group, Inc. (commercial bank). Oversees 38 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE             THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL
AND OFFICER                    CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR.
                               MURPHY SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR
                               REMOVAL.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and director (since June
President and Trustee          2001) and President (since September 2000) of the Manager; President
(since 2001)                   and a director or trustee of other Oppenheimer funds; President and a
Age: 55                        director (since July 2001) of Oppenheimer Acquisition Corp. (the
                               Manager's parent holding company) and of Oppenheimer Partnership
                               Holdings, Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                               (a subsidiary of the Manager); Chairman and a director (since July
                               2001) of Shareholder Services, Inc. and of Shareholder Financial
                               Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI
                               Institutional Asset Management, Inc., Centennial Asset Management
                               Corporation, Trinity Investment Management Corporation and Tremont
                               Capital Management, Inc. (since November 2001), HarbourView Asset
                               Management Corporation and OFI Private Investments, Inc. (since July
                               2001); President (since November 1, 2001) and a director (since July
                               2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice
                               President (since February 1997) of Massachusetts Mutual Life Insurance
                               Company (the Manager's parent company); a director (since June 1995)
                               of DLB Acquisition Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the Investment Company
                               Institute's Board of Governors (elected to serve from October 3, 2003 through September 30, 2006). Formerly, Chief Operating Officer
                               (September 2000-June 2001) of the Manager; President and trustee
                               (November 1999-November 2001) of MML Series Investment Fund and
                               MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance Company;
                               President, Chief Executive Officer and director (September 1999-August
                               2000) of MML Bay State Life Insurance Company; a director (June
                               1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                               wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 62 portfolios as Trustee/Director and 21 additional portfolios as Officer in the OppenheimerFunds complex.


                          30 | OPPENHEIMER BOND FUND/VA

-----------------------------------------------------------------------------------------------------
OFFICERS                       THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR
                               MESSRS. MANIOUDAKIS, AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY
                               STREET, 11TH FLOOR, NEW YORK, NY 10281-1008, FOR MESSRS. VANDEHEY AND
                               WIXTED 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER
                               SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION,
                               DEATH OR REMOVAL.

ANGELO MANIOUDAKIS,            Senior Vice President of the Manager (since April 2002), of
Vice President and             HarbourView Asset Management Corporation (since April, 2002 and of OFI
Portfolio Manager              Institutional Asset Management, Inc. (since June 2002); an officer of
(since 2002)                   15 portfolios in the OppenheimerFunds complex. Formerly Executive
Age: 38                        Director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management (August 1993-April
                               2002).

BRIAN W. WIXTED,               Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 1999)         Treasurer of HarbourView Asset Management Corporation, Shareholder
Age: 45                        Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real
                               Asset Management Corporation, and Oppenheimer Partnership Holdings,
                               Inc. (since March 1999), of OFI Private Investments, Inc. (since March
                               2000), of OppenheimerFunds International Ltd. and OppenheimerFunds plc
                               (since May 2000), of OFI Institutional Asset Management, Inc. (since
                               November 2000), and of OppenheimerFunds Legacy Program (a Colorado
                               non-profit corporation) (since June 2003); Treasurer and Chief
                               Financial Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March
                               1999) of Oppenheimer Acquisition Corp. Formerly Assistant Treasurer of
                               Centennial Asset Management Corporation (March 1999-October 2003) and
                               OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and
                               Chief Operating Officer (March 1995-March 1999) at Bankers Trust
                               Company-Mutual Fund Services Division. An officer of 83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel
Vice President and             (since February 2002) of the Manager; General Counsel and a director
Secretary (since 2001)         (since November 2001) of the Distributor; General Counsel (since
Age: 56                        November 2001) of Centennial Asset Management Corporation; Senior Vice
                               President and General Counsel (since November 2001) of HarbourView
                               Asset Management Corporation; Secretary and General Counsel (since
                               November 2001) of Oppenheimer Acquisition Corp.; Assistant Secretary
                               and a director (since October 1997) of OppenheimerFunds International
                               Ltd. and OppenheimerFunds plc; Vice President and a director (since
                               November 2001) of Oppenheimer Partnership Holdings, Inc.; a director
                               (since November 2001) of Oppenheimer Real Asset Management, Inc.;
                               Senior Vice President, General Counsel and a director (since November
                               2001) of Shareholder Financial Services, Inc., Shareholder Services,
                               Inc., OFI Private Investments, Inc. and OFI Trust Company; Vice
                               President (since November 2001) of OppenheimerFunds Legacy Program;
                               Senior Vice President and General Counsel (since November 2001) of OFI
                               Institutional Asset Management, Inc.; a director (since June 2003) of
                               OppenheimerFunds (Asia) Limited. Formerly Senior Vice President (May
                               1985-December 2003), Acting General Counsel (November 2001-February
                               2002) and Associate General Counsel (May 1981-October 2001) of the
                               Manager; Assistant Secretary of Shareholder Services, Inc. (May
                               1985-November 2001), Shareholder Financial Services, Inc. (November
                               1989-November 2001); and OppenheimerFunds International Ltd. (October
                               1997-November 2001). An officer of 83 portfolios in the
                               OppenheimerFunds complex.

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer (since March 2004)
Vice President and             of the Manager; Vice President (since June 1983) of OppenheimerFunds
Chief Compliance Officer       Distributor, Inc., Centennial Asset Management Corporation and
(since 2004)                   Shareholder Services, Inc. Formerly (until February 2004) Vice
Age: 54                        President and Director of Internal Audit of OppenheimerFunds, Inc. An
                               officer of 83 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.


                          31 | OPPENHEIMER BOND FUND/VA

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $19,000 in fiscal 2004 and $18,000 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $35,859 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: internal control reviews.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $5,548 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $41,407 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

        Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves solo discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)